16. Salaries and Related Charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfSalariesAndRelatedChargesLineItems [Line Items]
Salaries and related charges	R$ 388,118	R$ 362,718
Provisions on salaries
SummaryOfSalariesAndRelatedChargesLineItems [Line Items]
Salaries and related charges	179,120	162,216
Profit sharing, bonus and premium
SummaryOfSalariesAndRelatedChargesLineItems [Line Items]
Salaries and related charges	125,006	140,504
Social charges
SummaryOfSalariesAndRelatedChargesLineItems [Line Items]
Salaries and related charges	64,524	49,812
Others
SummaryOfSalariesAndRelatedChargesLineItems [Line Items]
Salaries and related charges	R$ 19,468	R$ 10,186